Property and Equipment (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Depreciation expense							$ 460,722	$ 476,275
Successor [Member]
Property and Equipment [Line Items]
Depreciation expense				$ 190,591
Predecessor [Member]
Property and Equipment [Line Items]
Depreciation expense	$ 37,356	$ 114,304	$ 115,388		$ 230,776	$ 230,776